Balance Sheets (Southwestern Montana Financial Center, Inc.) (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	363,516,660	352,742,548	265,699,106
Common stock, shares outstanding	363,516,660	352,742,548	265,699,106
Southwestern Montana Financial Center, Inc. [Member]
Common stock, par value
Common stock, shares authorized			50,000	50,000
Common stock, shares issued			20,000	20,000
Common stock, shares outstanding			20,000	20,000